Offerings	Jul. 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Series A Convertible Notes convertible into shares of common stock, par value $0.001 per share
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	This registration statement also includes an indeterminate number of securities that may become offered, issuable or sold to prevent dilution resulting from stock splits, stock dividends and similar transactions, which are included pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”).

Calculated pursuant to Rule 457(g) under the Securities Act, based on the conversion price of the Notes.

No separate registration fee required pursuant to Rule 457(g) of the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, underlying Series A convertible notes
Amount Registered | shares	27,135,484
Proposed Maximum Offering Price per Unit	1.55
Maximum Aggregate Offering Price	$ 42,060,000.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,808.48
Offering Note	See Footnote 1.

Represents the total number of shares issuable, including interest calculated through July 9, 2026, under Series A Convertible Notes issued and issuable under a certain convertible note facility.

Estimated solely for the purpose of determining the amount of registration fees in accordance with Rule 457(g) under the Securities Act based upon the lower of (i) a fixed conversion price of $2.39; or (ii) the greater of (x) the $0.40 Floor Price or (y) 95% of the lowest VWAP during the seven (7) consecutive trading day period preceding conversion, which is $1.55 as of July 10, 2026.